Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MUNDOVAL FUNDS
Entity Central Index Key	0001293530
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Mundoval Fund Shares
Shareholder Report [Line Items]
Fund Name	Mundoval Fund
Class Name	Mundoval Fund
Trading Symbol	MUNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mundoval Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mundoval.com/mundoval-fund. You can also request this information by contacting us at 1-800-595-2877.
Additional Information Phone Number	1-800-595-2877
Additional Information Website	www.mundoval.com/mundoval-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Mundoval Fund	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended December 31, 2024, Mundoval Fund returned 11.06% versus 18.67% for the MSCI World Index. Since inception on September 3, 2004, the average annualized rate of return for through December 31, 2024, was 7.68% versus 8.47% for the MSCI World Index.

Positive factors impacting investment performance for the Fund during the year included the Financial Sector (Mastercard Inc. Berkshire Hathaway Inc. & Bank of America), Information Technology Sector (Taiwan Semiconductor Manufacturing Company Ltd. & Apple Inc.) and Communication Services (Alphabet Inc.) Negative factors impacting investment performance for the Fund during the year included the Consumer Staples (The Estée Lauder Companies Inc.), Consumer Discretionary Sector (LVMH Louis Vuitton Moët Hennessy & Nike, Inc.) and Health Care Sector (Elevance Health, Inc.)

During the year the Fund sold shares in Intel Corporation, Honeywell, Inc. and T. Rowe Price Corporation. The Fund purchased new shares of Thermo Fisher Scientific, Astra Zeneca Plc, United Healthcare Group, Inc., Humana Inc., Arthur J. Gallagher & Co., Zoetis Inc., Paycom Software, Inc., Marathon Petroleum Corp., Cheniere Energy, Inc., Mondelez International Inc., The Charles Schwab Corp. and Haleon Plc. The geographic diversification of the Fund's net assets as of December 31, 2024, was 73.28% Domestic stocks, 20.98% International stocks, and 5.74% cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Mundoval Fund	11.06%	8.16%	8.36%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,589,563
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 398,417
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$25,589,563
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$398,417
Total Advisory Fees Before Waiver ($)	$403,100

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Mastercard Incorporated Class A	10.29%
Apple, Inc.	8.81%
Alphabet Inc. Class C	8.19%
Alphabet Inc. Class A	8.14%
Goldman Sachs FS Government Fund Institutional Class	5.80%
LVMH Moët Hennessy Louis Vuitton	5.11%
Novo Nordisk A/S	5.04%
Taiwan Semiconductor Manufacturing Company Ltd.	5.02%
The TJX Companies, Inc.	4.72%
Bank of America Corporation	4.29%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Mastercard Incorporated Class A	10.29%
Apple, Inc.	8.81%
Alphabet Inc. Class C	8.19%
Alphabet Inc. Class A	8.14%
Goldman Sachs FS Government Fund Institutional Class	5.80%
LVMH Moët Hennessy Louis Vuitton	5.11%
Novo Nordisk A/S	5.04%
Taiwan Semiconductor Manufacturing Company Ltd.	5.02%
The TJX Companies, Inc.	4.72%
Bank of America Corporation	4.29%